                      File Nos. 811-3372 and 2-75608




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]

                        Pre-Effective Amendment No.                 [   ]

                     Post-Effective Amendment No.  18               [ X ]

                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]

                           Amendment No.  18                        [ X ]

                  (Check appropriate box or boxes)

                  GENERAL MUNICIPAL BOND FUND, INC.
         (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6020

                          Daniel C. Maclean, Esq.
                              200 Park Avenue
                         New York, New York  10166
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

_____ immediately upon filing pursuant to paragraph (b)

__X__ on  October 18, 1995  pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485


Registrant has registered an indefinite number of shares of its Common Stock under the Securities Act of 1933 pursuant to Sec. 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended February 28, 1995 was filed April 27, 1995.

              REGISTRATION STATEMENT FILE NOS. 811-3372 AND 2-75608

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       GENERAL MUNICIPAL BOND FUND, INC.

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        18,880,111 Shares                                 (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $290,001 (Determined on the basis of the closing price on October 2, 1995; i.e. $14.83 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:       18,880,111 X $14.83 =      $279,992,046

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended February 28, 1995:       18,860,556 X $14.83 =      $279,702,045
                                         19,555 X $14.83 =      $     290,001

       Fee at 1/29 of 1%                                         $        100

                       CONSENT OF STROOCK & STROOCK & LAVAN




    The Consent of Stroock & Stroock & Lavan, counsel to the Registrant, has been included in their Opinion filed as Exhibit 10 to this Amendment to the Registration Statement.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 16th day of October, 1995.

                                  GENERAL MUNICIPAL BOND FUND, INC.

                            BY:   /s/ Marie E. Connolly*
                               MARIE E. CONNOLLY, PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        SIGNATURE                       TITLE

/s/ Marie E. Connolly*           President and Treasurer
Marie E. Connolly                (Principal Executive, Financial
                                   and Accounting Officer)

/s/ Joseph S. DiMartino*         Chairman of the Board
Joseph S. DiMartino


/s/ Clifford L. Alexander, Jr.*  Director
Clifford L. Alexander, Jr.


/s/ Peggy C. Davis*              Director
Peggy C. Davis


/s/ Ernest Kafka*                Director
Ernest Kafka


/s/ Saul B. Klaman*              Director
Saul B. Klaman*


/s/ Nathan Leventhal*            Director
Nathan Leventhal






*BY: /s/ Ruth D. Leibert
     Ruth D. Leibert, Attorney-in-Fact